Employee Benefits- Summary of Expenses for Bank's Defined Contribution Plans (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of defined contribution plans [line items]
Defined Contribution Plan Expenses	$ 161	$ 146
Defined Contribution Plans [member]
Disclosure of defined contribution plans [line items]
Defined Contribution Plan Expenses	44	40
Government pension plans [member]
Disclosure of defined contribution plans [line items]
Defined Contribution Plan Expenses	$ 117	$ 106